Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022		Mar. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 51,366		¥ 22,696
Derivative liabilities, Fair value	105,705		71,034
Interest rate swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	511,224		531,971
Interest rate swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	9,570		1,867
Interest rate swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	8,170		23,751
Interest rate swap agreements | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	432		6,409
Interest rate swap agreements | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Interest rate swap agreements | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	12		67
Options held/written and other | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	847		840
Options held/written and other | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	11		26
Options held/written and other | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		0
Options held/written and other | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	794,774		746,058
Options held/written and other | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	25,653		19,478
Options held/written and other | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	21,562		17,009
Futures, foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	944,282		657,411
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	445		437
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	51,953		18,941
Futures, foreign exchange contracts | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	725,685	[1]	320,908	[2]
Futures, foreign exchange contracts | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	15,561	[1]	742	[2]
Futures, foreign exchange contracts | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	19,490	[1]	6,798	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	78,445		76,023
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	126		146
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	4,518		4,459
Foreign currency long- term-debt | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	690,381		582,174
Foreign currency long- term-debt | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Foreign currency long- term-debt | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 0		0
Credit derivatives held | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount			171
Credit derivatives held | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value			0
Credit derivatives held | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value			¥ 9

[1]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥15,088 million and foreign exchange contracts of ¥7,415 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2022, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥79 million and ¥57 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥1,325 million and ¥378 million at March 31, 2022, respectively.
[2]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥19,127 million and foreign exchange contracts of ¥7,245 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2021, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥41 million and ¥24 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥438 million and ¥302 million at March 31, 2021, respectively.